CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash	$ 74,725	$ 1,103,201	$ 1,294,882
Accounts receivable, net	79,618	167,396	64,300
Prepaid expenses and other current assets	47,912	50,356	57,371
Total current assets	202,255	1,320,953	1,416,553
Property and equipment, net	10,022	6,315	10,009
Other assets:
Deferred offering costs	79,912
Capitalized software development costs, net of accumulated amortization of $1,156,478, $986,502 and $647,247 as of June 30, 2015, December 31, 2014, and December 31, 2013, respectively	775,190	794,551	984,674
Total assets	1,067,379	2,121,819	2,411,236
Current liabilities:
Accounts payable	108,139	24,600	161,225
Accrued expenses	107,040	236,526	4,878
Deferred revenue		1,100
Convertible notes payable, net of discount of $207,589 as of December 31, 2013			242,411
Warrant liability			2,030
Total current liabilities	215,179	262,226	410,544
Long term debt:
Convertible notes payable, net of discount of $15,830 as of December 31, 2013			134,170
Total liabilities	$ 215,179	$ 262,226	$ 544,714
Commitments and contingencies
Stockholders' equity:
Common stock, $0.0001 par value; 680,000,000 shares authorized, 5,013,366, 4,902,639 and 3,764,778 shares issued and outstanding as of June 30, 2015, December 31, 2014 and December 31, 2013, respectively	$ 501	$ 490	$ 376
Additional paid in capital	34,323,624	34,026,321	26,297,841
Accumulated deficit	(33,471,925)	(32,167,234)	(24,431,770)
Total stockholders' equity	852,200	1,859,593	1,866,522
Total liabilities and stockholders' equity	$ 1,067,379	2,121,819	2,411,236
Preferred Stock [Member]
Stockholders' equity:
Total stockholders' equity		16	75
Series A Convertible Preferred Stock [Member]
Stockholders' equity:
Preferred stock, $0.0001 par value; 5,000,000 shares authorized: Series A convertible preferred stock, $0.0001 par value; 1,700,000 shares designated; -0-, 161,827 and 750,068 shares issued and outstanding as of June 30, 2015, December 31, 2014 and December 31, 2013, respectively		$ 16	$ 75